[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


April 19, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 987 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of The Trust, transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933. It is currently expected that this Trust will become effective immediately, pursuant to Rule 487, upon the filing of an appropriate amendment.

Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Gary D. Rawitz

Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP